Leases (Details) - Schedule of General and Administrative Expense - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Operating leases
Operating lease cost	$ 205	$ 132	$ 597	$ 396
Variable lease cost	92	45	256	78
Operating lease expense	297	177	853	474
Short-term lease rent expense	41		69
Total rent expense	$ 338	$ 177	$ 922	$ 474